Overlay Shares Large Cap Equity ETF
Schedule of Investments
May 31, 2026 (Unaudited)

EXCHANGE TRADED FUNDS - 99.8%		Shares		Value
Vanguard S&P 500 ETF (a)(b)		396,277		$ 275,606,690
TOTAL EXCHANGE TRADED FUNDS (Cost $234,284,089)				275,606,690

PURCHASED OPTIONS - 0.4% (c)	Notional Amount	Contracts		Value
Put Options - 0.4%
CBOE S&P 500 Index (d)(e)(f)
Expiration: 06/08/2026; Exercise Price: $7,500.00	67,462,534	89		208,705
Expiration: 06/09/2026; Exercise Price: $7,500.00	67,462,534	89		236,295
Expiration: 06/10/2026; Exercise Price: $7,500.00	67,462,534	89		275,455
Expiration: 06/11/2026; Exercise Price: $7,500.00	68,220,540	90		308,250
TOTAL PURCHASED OPTIONS (Cost $2,056,491)				1,028,705

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.0% (g)		Shares		Value
First American Government Obligations Fund - Class X, 3.55% (b)(h)		80,659		80,659
TOTAL MONEY MARKET FUNDS (Cost $80,659)				80,659

TOTAL INVESTMENTS - 100.2% (Cost $236,421,239)				276,716,054
Liabilities in Excess of Other Assets - (0.2)%			(0.00160)	(441,660)
TOTAL NET ASSETS - 100.0%				$ 276,274,394

Percentages are stated as a percent of net assets.

(a)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	All or a portion of the security has been pledged as collateral for written options. The fair value of assets committed as collateral as of May 31, 2026 was $240,912,849.
(c)	Non-income producing security.
(d)	Exchange-traded.
(e)	100 shares per contract.
(f)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(g)	Represents less than 0.05% of net assets.
(h)	The rate shown represents the 7-day annualized yield as of May 31, 2026.

Overlay Shares Large Cap Equity ETF
Schedule of Written Options
May 31, 2026 (Unaudited)

WRITTEN OPTIONS - (0.7)%	Notional Amount	Contracts	Value
Put Options - (0.7)%
CBOE S&P 500 Index (a)(b)
Expiration: 06/08/2026; Exercise Price: $7,575.00	$ (67,462,534)	(89)	$ (405,840)
Expiration: 06/09/2026; Exercise Price: $7,575.00	(67,462,534)	(89)	(437,880)
Expiration: 06/10/2026; Exercise Price: $7,575.00	(67,462,534)	(89)	(481,935)
Expiration: 06/11/2026; Exercise Price: $7,575.00	(68,220,540)	(90)	(519,300)
TOTAL WRITTEN OPTIONS (Premiums received $3,296,370)			$ (1,844,955)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

Summary of Fair Value Disclosure as of May 31, 2026 (Unaudited)

Overlay Shares Large Cap Equity ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$ 275,606,690	$ –	$ –	$ 275,606,690
Purchased Options	–	1,028,705	–	1,028,705
Money Market Funds	80,659	–	–	80,659
Total Investments	$ 275,687,349	$ 1,028,705	$ –	$ 276,716,054

Liabilities:
Investments:
Written Options	$ –	$ (1,844,955)	$ –	$ (1,844,955)
Total Investments	$ –	$ (1,844,955)	$ –	$ (1,844,955)

Refer to the Schedule of Investments for further disaggregation of investment categories.